Above / below market acquired charters (Tables)	6 Months Ended
Jun. 30, 2024
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2024	$83,389	$(88,543)
Additions	58,254	(5,036)
Disposals	—	2,910
(Amortization) / accretion	(18,283)	7,471
Carrying amount as at June 30, 2024	$123,360	$(83,198)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2025	$39,264	$(14,302)
2026	34,842	(13,512)
2027	12,170	(13,512)
2028	7,413	(13,549)
2029	7,392	(13,512)
Thereafter	22,279	(14,811)
Total	$123,360	$(83,198)